Commitments and Contingencies - Defined Contribution Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Defined contribution plan, maximum annual contributions per employee, percent	92.00%
Defined benefit plan, employer matching contribution, percent of match (up to)	4.00%
Defined benefit plan, contributions by employer	$ 102,230	$ 1,514,478	$ 1,270,081